Alliance
Municipal
Trust
--General Portfolio

                           Alliance Capital [LOGO](R)

Annual Report
June 30, 2001

LETTER TO SHAREHOLDERS              Alliance Municipal Trust - General Portfolio
================================================================================

August 22, 2001

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-General Portfolio for the annual reporting period ended June 30, 2001.

Since the beginning of the year, the Federal Reserve has been closely monitoring the economic slowdown, which the U.S economy has been experiencing. The stumbling of the U.S. financial markets in the first half of 2001 required the Fed to reverse the monetary policy actions of increasing interest rates, which it had become familiar in using. The rate cutting began earlier this year with the most recent seventh cut year-to-date dropping the Federal Funds rate to 3.5%, its lowest level since March 1994. The patterns evident in recent months show declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad, which continue to weigh on the economy. However, we expect to see much more concrete evidence of a positive turn in the manufacturing sector once consumers see all of the benefits from the recent decline in interest rates and the upcoming reduction in federal income taxes. Amidst all the rate cuts, the associated easing of pressures on labor and product markets is expected to keep inflation contained.

The U.S. economy's gross domestic product (GDP) report does, however, show some modest gains. The first quarter GDP showed that the economy expanded by a paltry 1.2% during the quarter. Declines in business fixed investment, inventory investment and exports continue to weigh on the economy. However, growth was helped by gains in consumer spending and strong government spending. In the second quarter, the economy prevailed and posted stronger-than-expected reports on consumption, housing and residential construction spending.

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out a somewhat hopeful U.S. economic forecast, stating that the aggressive easing in monetary policy has helped establish the foundation for the economy to achieve maximum sustainable growth. Despite the uncertainties surrounding the current economic situation, Mr. Greenspan conveyed a sense of optimism by noting how well the U.S economy has withstood the many negative forces weighing on it. Even after the August Fed meeting reported a continuing slump in corporate profits, capital spending, and growth abroad, economic activity, including consumer spending, has held up in the face of a difficult transition toward a more sustainable pattern of expansion.

As for the U.S. financial markets, the bad news is that recent reports have highlighted the economy's most significant current problems, namely falling business investment and exports. Investment in information technology (IT) continues to tumble as businesses struggle with excess capacity and a lack of financing. Until IT investments even out, the economy will not be able to considerably rebound. The hope is that the monetary easing to date and that which we expect to come, along with tax rebates, will jumpstart the economy by year end.

We appreciate your investment in Alliance Municipal Trust-General Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2001                       Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                Yield                Value
--------------------------------------------------------------------------------
           MUNICIPAL BONDS-89.5%
           ALABAMA-1.1%
           Alabama IDA
           (Homeland Vinyl Products)
           Series 94 AMT
$   6,080  11/01/14 (b) ....................           2.90%     $    6,080,000
           Chatom IDB PCR
           (AEC Project)
           Series 01 AMT
    5,000  4/01/31 (b) .....................           2.95           5,000,000
           Mobile IDA
           (Hosea O. Weaver & Sons
           Project)
           Series 99 AMT
    4,000  3/01/09 (b) .....................           3.00           4,000,000
                                                                 --------------
                                                                     15,080,000
                                                                 --------------
           ARIZONA-1.3%
           Flagstaff IDA
           (Woodcrest Apartments)
           AMT
    7,855  2/01/24 (b) .....................           2.90           7,855,000
           Maricopa County IDA
           MFHR
           (Las Gardenias Apts.)
           Series 00A AMT
    4,495  4/15/33 (b) .....................           2.95           4,495,000
           Phoenix Civic
           Improvement Authority
           (Sub Excise Tax)
           Series 95 AMT
    5,500  6/01/20 (b) .....................           2.75           5,500,000
                                                                 --------------
                                                                     17,850,000
                                                                 --------------
           ARKANSAS-1.1%
           Union County SWDR
           (Deltic Timber/Temple
           Inland)
           AMT
   14,500  10/01/27 (b) ....................           2.80          14,500,000
                                                                 --------------
           CALIFORNIA-0.6%
           California Higher
           Education Loan
           Authority
           (Student Loan Revenue)
           Series A4 AMT
    7,500  4/01/02 .........................           3.20           7,500,000
                                                                 --------------
           COLORADO-0.5%
           Colorado Housing &
           Finance Authority IDR
           (Kiosk Information
           Systems)
           Series 01A AMT PPB
    3,960  3/01/22 (b) .....................           3.00           3,960,000
           Pitkin County IDR
           (Aspen Skiing Co.)
           Series 94B AMT
    3,200  4/01/14 (b) .....................           3.45           3,200,000
                                                                 --------------
                                                                      7,160,000
                                                                 --------------
           DELAWARE-2.9%
           Delaware Economic
           Development Authority
           IDR
           (Delaware Clean Power
           Project Motiva Enterprises)
           Series 97A AMT
   20,000  8/01/29 (b) .....................           2.90          20,000,000
           Delaware Economic
           Development Authority
           IDR
           (Delaware Clean Power
           Project Motiva Enterprises)
           Series 97C AMT
   14,000  8/01/29 (b) .....................           2.90          14,000,000
           Delaware Economic
           Development Authority
           PCR
           (Delmarva Power & Light)
           Series 99B
    5,500  7/01/24 (b) .....................           2.95           5,500,000
                                                                 --------------
                                                                     39,500,000
                                                                 --------------
           DISTRICT OF
           COLUMBIA-3.2%
           District of Columbia GO
           FSA Series 00A
   11,510  6/01/15 (b) .....................           2.90          11,510,000
           District of Columbia HFA
           (Single Family Mortgage
           Revenue Bonds)
           Series 01B AMT
   17,000  10/01/01 ........................           3.40          17,000,000
           District of Columbia HFA
           (Single Family Mortgage
           Revenue Bonds)
           Series 01C AMT
   15,200  3/25/02 .........................           3.50          15,200,000
                                                                 --------------
                                                                     43,710,000
                                                                 --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                Yield                Value
--------------------------------------------------------------------------------
           FLORIDA-3.0%
           Alachua County IDR
           (Florida Rock
           Industries, Inc.)
           AMT
$   9,000  11/01/22 (b) ....................           2.75%     $    9,000,000
           Capital Project
           Finance Authority
           (Capital Project Loan
           Program AAAE
           Airports Project)
           Series 00H
   12,140  12/01/30 (b) ....................           2.85          12,140,000
           Highlands County
           Health Facilities
           Authority
           (Adventist Health System)
           Series A
    5,000  11/15/27 (b) ....................           2.77           5,000,000
           Highlands County
           Health Facilities
           Authority
           (Adventist/Sunbelt)
           Series A
    9,855  11/15/26 (b) ....................           2.75           9,855,000
           Orange County
           Health Facilities
           (Florida Hospital Assoc.)
           Series 00A
    5,000  6/01/30 (b) .....................           2.85           5,000,000
                                                                 --------------
                                                                     40,995,000
                                                                 --------------
           GEORGIA-2.6%
           Fulton School District
           Notes
           (Construction Sales Tax)
   15,000  12/28/01 ........................           3.12          15,045,463
           Gwinett County IDA
           (Network Publications
           Project)
           Series 98 AMT
      700  3/01/08 (b) .....................           2.75             700,000
           Richmond County SWDR
           (Evergreen Nylon
           Recycling Project)
           Series 99 AMT
    9,200  7/01/32 (b) .....................           2.80           9,200,000
           Savannah Economic
           Development Authority
           (Georgia Kaolin)
           Series 97 AMT
    6,000  7/01/27 (b) ..................           2.75           6,000,000
           Tattnall County IDA
           (Rotary Corp. Project)
           Series 99 AMT
    4,600  9/01/11 (b) .....................           2.75           4,600,000
                                                                 --------------
                                                                     35,545,463
                                                                 --------------
           HAWAII-2.2%
           Hawaii Department of
           Budget & Finance
           (Wailuku River Hydro
           Project)
            Series 91 AMT
   16,577  12/01/21 (b) ....................           5.00          16,576,750
           Secondary Market
           Services Corp.
           (Student Loan Revenue)
           Series II AMT
   13,000  9/01/35 (b) .....................           2.75          13,000,000
                                                                 --------------
                                                                     29,576,750
                                                                 --------------
           ILLINOIS-7.2%
           Aurora, Kane, Du Page,
           Will & Kendal Counties IDA
           (Yeomans Chicago Project)
           Series 98 AMT
    6,000  11/01/28 (b) ....................           3.00           6,000,000
           Bolingbrook HFA MFHR
           (Amberton Apts.)
           Series 97A AMT
    7,000  2/15/31 (b) .....................           2.78           7,000,000
           Chicago Airport Revenue
           (Northwest Airlines Project)
           Series B AMT
   16,800  2/01/24 (b) .....................           4.70          16,800,000
           Chicago MFHR
           (Cottage View Terrace Apts.)
           Series 00B
    3,600  8/01/03 (b) .....................           2.80           3,600,000
           City of Chicago GO
           (Single Family Mortgage
           Revenue)
           Series 01B AMT
   10,000  3/01/02 .........................           3.25          10,000,000
           Harvey MFHR
           (Bethlehem Village)
           Series 97 AMT
    3,400  12/01/27 (b) ....................           3.00           3,400,000
           Illinois Development
           Finance Authority
           (Tajon Warehousing Corp.)
           Series A AMT
    3,100  1/01/10 (b) .....................           2.90           3,100,000

STATEMENT OF NET ASSETS
(continued)                         Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                Yield                Value
--------------------------------------------------------------------------------
           Illinois Development
           Finance Authority
           (Trim-Rite Food Corp.
           Project)
           Series 00 AMT
$   5,000  12/01/25 (b) ....................           3.00%     $    5,000,000
           Illinois Development
           Finance Authority
           (Valspar Corp.)
           Series 95 AMT
    6,000  8/01/15 (b) .....................           2.90           6,000,000
           Illinois Development
           Finance Authority IDR
           (Landcomp Corp. Project)
           Series 98A AMT
    4,699  7/01/18 (b) .....................           2.85           4,699,000
           Illinois Development
           Finance Authority IDR
           (R.A. Zweig, Inc. Project)
           Series 98 AMT
    6,050  6/01/18 (b) .....................           2.80           6,050,000
           Illinois Development
           Finance Authority
           MFHR
           (Butterfield Creek Assoc.)
           Series 99 AMT
    6,000  4/01/39 (b) .....................           3.00           6,000,000
           Illinois Development
           Finance Authority
           MFHR
           (Lakeview Partners 1)
           Series 98 AMT
    5,225  1/01/28 (b) .....................           3.00           5,225,000
           Lake County IDA
           (Okamato Corp.)
           Series 85 AMT
    2,200  10/01/15 (b) ....................           4.90           2,200,000
           Madison County PCR
           (Shell Oil/Wood River
           Project)
           Series 97 AMT
    1,740  4/01/32 (b) .....................           3.45           1,740,000
           Rock Island
           Metropolitan
           Airport Authority
           (Quad City International
           Airport Project)
           Series 98 AMT
    2,630  12/01/18 (b) ....................           2.85           2,630,000
           Southwestern Illinois
           Development Authority
           PCR
           (Shell Wood River)
           Series 95 AMT
    7,450  11/01/25 (b) ....................           3.45           7,450,000
                                                                 --------------
                                                                     96,894,000
                                                                 --------------
           INDIANA-6.9%
           Gibson County PCR
           (Toyota Motor
           Manufacturing Project)
           Series 00A AMT
    6,000  1/01/30 (b) .....................           2.80           6,000,000
           Gibson County PCR
           (Toyota Motor
           Manufacturing Project)
           Series 98 AMT
   10,000  1/01/28 (b) .....................           2.80          10,000,000
           Gibson County PCR
           (Toyota Motor
           Manufacturing Project)
           Series 99A AMT
    8,000  1/01/29 (b) .....................           2.80           8,000,000
           Indiana Health Facility
           Financing Authority
           (Ascension Health Credit)
           Series 99B
   54,500  11/15/39 (b) ....................           2.85          54,500,000
           Princeton IDA
           (Orion Denki America,
           Inc. Project)
           Series 87 AMT
    3,845  5/01/17 (b) .....................           3.00           3,845,000
           Valparaiso IDA
           (Block Heavy &
           Highway Products)
           Series 99 AMT
    4,650  5/01/19 (b) .....................           2.85           4,650,000
           Westfield IDR
           (PL Porter Project)
           Series 89 AMT
    4,900  12/01/09 (b) ....................           2.88           4,900,000
           Whiting PCR
           (Amoco Oil Project)
           Series 00
      600  7/01/31 (b) .....................           3.45             600,000
                                                                 --------------
                                                                     92,495,000
                                                                 --------------

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                Yield                Value
--------------------------------------------------------------------------------
           KANSAS-0.9%
           Dodge City IDR
           (Farmland National
           Beef Packing Co.)
           Series 00 AMT
$   6,000  3/01/15 (b) .....................           2.95%     $    6,000,000
           Liberal IDR
           (Farmland National
           Beef Packing Co.)
           Series 00 AMT
    5,850  10/01/09 (b) ....................           2.95           5,850,000
                                                                 --------------
                                                                     11,850,000
                                                                 --------------
           KENTUCKY-3.0%
           Bowling Green IDA
           (Woodcraft Industries, Inc.)
           Series 95 AMT
    5,400  3/01/25 (b) .....................           3.00           5,400,000
           Henderson
           (Kentucky Hospital
           Association Health
           Facility Loan)
           Series 00A
    5,000  12/01/30 (b) ....................           2.85           5,000,000
           Jefferson County IDA
           (Strawberry Lane Venture)
           AMT
    2,150  7/01/19 (b) .....................           2.90           2,150,000
           Kenton County Airport
           Board
           (Delta Air Lines Project)
           Series 00A AMT
    6,800  10/01/30 (b) ....................           2.75           6,800,000
           Kentucky Development
           Finance Authority
           (Hesco Project)
           AMT
    5,800  2/01/08 (b) .....................           2.85           5,800,000
           Kentucky Rural Economic
           Development Authority
           (Heaven Hill Project)
           AMT
    2,400  10/01/16 (b) ....................           2.90           2,400,000
           Louisville & Jefferson
           Regional Airport Authority
           Series 97AA-1 AMT
    4,400  6/30/02 (b) .....................           2.85           4,400,000
           Montgomery County
           (Conn Fineblanking Corp.
           Project)
           Series 96 AMT
    5,500  8/01/15 (b) .....................           2.90           5,500,000
           Perry County SWDR
           (TJ International Project)
           Series 98 AMT
    3,355  9/01/28 (b) .....................           2.85           3,355,000
                                                                 --------------
                                                                     40,805,000
                                                                 --------------
           LOUISIANA-2.3%
           Lake Charles
           (Harbor & Terminal
           Port Improvement)
           AMT
   10,600  1/01/19 (b) .....................           2.70          10,600,000
           Lincoln Parish IDR
           (Willamette Industries)
           Series 95 AMT
   12,600  9/01/25 (b) .....................           2.75          12,600,000
           New Orleans
           (Single Family
           Mortgage Revenue)
           Series A-2 AMT PPB
    2,000  12/14/01 ........................           3.25           2,000,000
           Parish of Calcasieu
           (Hydroserve Westlake)
           Series 98 AMT
    4,400  6/01/25 (b) .....................           2.85           4,400,000
           St. Charles Parish IDR
           (Shell Oil Co. Proj.)
           Series 92A AMT
    1,800  10/01/22 (b) ....................           3.45           1,800,000
                                                                 --------------
                                                                     31,400,000
                                                                 --------------
           MAINE-0.7%
           Maine MFHR
           (Park Village Apts.)
           AMT
    9,000  10/28/32 (b) ....................           2.75           9,000,000
                                                                 --------------
           MARYLAND-0.3%
           Maryland Energy
           Financing Administration
           (Cimenteries Project)
           Series 00 AMT
    4,100  5/01/35 (b) .....................           3.45           4,100,000
                                                                 --------------
           MICHIGAN-3.3%
           Michigan HDA
           (River Place Plaza Apts.)
           Series 00 AMT
   10,900  6/01/18 (b) .....................           2.75          10,900,000
           Michigan Strategic Fund
           (Donnelly Corp. Project)
           Series A AMT
    2,000  3/01/10 (b) .....................           2.85           2,000,000

STATEMENT OF NET ASSETS
(continued)                         Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                Yield                Value
--------------------------------------------------------------------------------
           Wayne Airport Revenue
           (Detroit-Wayne County
           Airport)
           FSA Series 01 AMT
$  20,000  12/01/08 (b) ....................           2.75%     $   20,000,000
           Wayne Airport Revenue
           (Detroit-Wayne County
           Airport)
           Series 96A AMT
   11,960  12/01/16 (b) ....................           2.70          11,960,000
                                                                 --------------
                                                                     44,860,000
                                                                 --------------
           MINNESOTA-1.4%
           Minneapolis St. Paul
           SFMR
           (Housing Finance Board)
           Series A-4 AMT
   10,000  5/01/02 .........................           3.25          10,000,000
           Minnesota HFA
           (Single Family Mortgage)
           Series M AMT
    8,295  11/29/01 ........................           4.45           8,295,000
                                                                 --------------
                                                                     18,295,000
                                                                 --------------
           MISSISSIPPI-2.2%
           Mississippi Business
           Finance Corp. IDR
           (Corinthian, Inc. Project)
           Series 01 AMT
    5,800  6/01/16 (b) .....................           2.90           5,800,000
           Mississippi Business
           Finance Corp. IDR
           (Silver Creek Co. Project)
           Series 01 AMT
    8,000  6/01/19 (b) .....................           2.90           8,000,000
           Mississippi Home Corp.
           MFHR
           (Summer Park Apts.)
           Series 99D-1 AMT
    9,800  10/01/29 (b) ....................           2.90           9,800,000
           Prentiss County IDA
           (Heidelberg Eastern)
           AMT
    6,650  10/01/17 (b) ....................           3.40           6,650,000
                                                                 --------------
                                                                     30,250,000
                                                                 --------------
           MISSOURI-2.2%
           Missouri HEFA
           (Lutheran Senior Services)
           Series 00
   20,000  2/01/31 (b) .....................           2.78          20,000,000
           St. Louis County IDA
           (Friendship Village)
           Series 00B
    5,615  9/01/21 (b) .....................           2.78           5,615,000
           St. Louis IDA
           (Hammert's Iron
           Works, Inc.)
           Series 99 AMT
    4,400  6/01/09 (b) .....................           2.75           4,400,000
                                                                 --------------
                                                                     30,015,000
                                                                 --------------
           NEBRASKA-1.2%
           Stanton County IDA
           (Nucor Corp. Project)
           Series 96 AMT
    8,500  11/01/26 (b) ....................           2.85           8,500,000
           Stanton County IDA
           (Nucor Corp. Project)
           Series 98 AMT
    5,700  6/01/28 (b) .....................           2.85           5,700,000
           York County IDA
           (Epco Carbondioxide
           Products)
           Series 98 AMT
    2,400  9/01/08 (b) .....................           2.95           2,400,000
                                                                 --------------
                                                                     16,600,000
                                                                 --------------
           NEVADA-2.2%
           Clark County SWDR
           (Nevada Cogeneration
           Association 2)
           AMT
    2,300  12/01/22 (b) ....................           3.45           2,300,000
           Director Business &
           Industry PCR
           (Barrick Goldstrike
           Mines)
           AMT
   12,500  6/01/29 (b) .....................           2.80          12,500,000
           Nevada Business &
           Industry Department
           (575 Mill St. Project)
           Series 98A AMT
    3,500  12/01/28 (b) ....................           2.90           3,500,000
           Nevada HFA
           (Oakmont at
           Fort Apache Road)
           Series 96A AMT
    5,080  10/01/26 (b) ....................           2.80           5,080,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                Yield                Value
--------------------------------------------------------------------------------
           Nevada Housing Division
           MFHR
           (Cheyenne Villas Project)
           Series 98 Issue I AMT
$   6,080  4/01/31 (b) .....................           2.80%     $    6,080,000
                                                                 --------------
                                                                     29,460,000
                                                                 --------------
           NORTH
           CAROLINA-0.7%
           Johnston County IDA
           (Mebane Packaging
           Corp.)
    3,200  6/01/03 (b) .....................           2.75           3,200,000
           North Carolina Medical
           Care Commission
           (Cleveland Regional
           Medical Center Project)
           Series 01
    3,940  1/01/18 (b) .....................           2.65           3,940,000
           Randolph County PCR
           (Wellmark, Inc. Project)
           Series 01 AMT
    2,200  2/01/16 (b) .....................           2.85           2,200,000
                                                                 --------------
                                                                      9,340,000
                                                                 --------------
           NORTH
           DAKOTA-0.2%
           Hebron IDA
           (Dacco Inc. Project)
           Series 98 AMT
    3,250  3/01/15 (b) .....................           3.00           3,250,000
                                                                 --------------
           OHIO-3.5%
           Cleveland Airport
           Systems Revenue
           FSA Series C
    4,700  1/01/31 (b) .....................           2.60           4,700,000
           Franklin County
           (Trinity Health
           Credit Group)
           Series 00F
   23,150  12/01/30 (b) ....................           2.70          23,150,000
           Ohio Air Quality
           Development
           Authority IDR
           (JMG Funding LP)
           Series 94A AMT
    5,600  4/01/28 (b) .....................           2.85           5,600,000
           Ohio Air Quality
           Development Authority
           IDR
           (JMG Funding LP)
           Series 95B AMT
    8,000  4/01/29 (b) .....................           2.70           8,000,000
           Ohio Environmental
           Improvement Revenue
           (Newark Group
           Industries, Inc.)
           Series 96 AMT
    5,500  12/01/26 (b) ....................           2.75           5,500,000
                                                                 --------------
                                                                     46,950,000
                                                                 --------------
           OKLAHOMA-0.2%
           Broken Arrow Economic
           Development Authority
           (Paragon Films Project)
           AMT
    1,970  8/01/04 (b) .....................           3.18           1,970,000
                                                                 --------------
           OREGON-2.7%
           Gilliam County SWDR
           (Waste Management
           Project)
           Series 00A AMT
    5,900  8/01/25 (b) .....................           2.95           5,900,000
           Oregon Economic
           Development  Authority
           (Toyo Tanso USA)
           Series CXLVII AMT
    3,000  2/01/12 (b) .....................           4.90           3,000,000
           Oregon Economic
           Development Corp.
           (McFarland Cascade
           Project)
           AMT
    1,690  11/01/16 (b) ....................           3.00           1,690,000
           Port of Portland
           (Portland Bulk
           Terminals Project)
           Series 96 AMT
   20,000  10/01/25 (b) ....................           2.75          20,000,000
           Port of Portland
           (Portland Bulk
           TerminalsProject)
           Series 99 AMT
    6,000  10/01/25 (b) ....................           2.75           6,000,000
                                                                 --------------
                                                                     36,590,000
                                                                 --------------

STATEMENT OF NET ASSETS
(continued)                         Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                Yield                Value
--------------------------------------------------------------------------------
           PENNSYLVANIA-1.2%
           Harrisburg Authority
           Revenue
           Series 01
$  16,000  3/01/34 (b) .....................           2.76%     $   16,000,000
                                                                 --------------
           RHODE ISLAND-0.7%
           Rhode Island
           (Student Loan Revenue)
           Series 95-1 AMT
    4,200  7/01/19 (b) .....................           2.75           4,200,000
           Rhode Island
           (Student Loan Revenue)
           Series 96J-2 AMT
    5,000  6/01/26 (b) ..................           2.75           5,000,000
                                                                 --------------
                                                                      9,200,000
                                                                 --------------
           SOUTH
           CAROLINA-3.2%
           Berkeley County IDA
           (Nucor Corp. Project)
           Series 96 AMT
   15,000  3/01/29 (b) .....................           2.85          15,000,000
           Berkeley County IDR
           (Nucor Corp. Project)
           Series 97 AMT
    2,600  4/01/30 (b) .....................           2.85           2,600,000
           Berkeley County IDR
           (Nucor Corp. Project)
           Series 98 AMT
    9,200  4/01/31 (b) .....................           2.85           9,200,000
           Florence County PCR
           (Roche Carolina, Inc.
           Project)
           Series 98 AMT
    4,000  4/01/28 (b) .....................           3.45           4,000,000
           South Carolina Jobs
           Economic Development
           (Southeastern
           Fly Ash Co. Project)
           Series 00 AMT
   12,000  1/01/14 (b) .....................           2.85          12,000,000
                                                                 --------------
                                                                     42,800,000
                                                                 --------------
           SOUTH
           DAKOTA-0.7%
           South Dakota HDA
           (Homeownership Mortgage
           Bonds)
           Series 01C AMT
   10,000  4/03/02 .........................           3.25          10,000,000
                                                                 --------------
           TENNESSEE-2.3%
           Fayetteville & Lincoln
           County IDA
           (V.A.W. of America
           Project)
           Series 97 AMT
    2,800  10/01/12 (b) ....................           2.80           2,800,000
           Stewart County IDA
           (Standard Gypsum
           Project)
           Series 99 AMT
   27,750  5/01/34 (b) .....................           2.80          27,750,000
                                                                 --------------
                                                                     30,550,000
                                                                 --------------
           TEXAS-7.0%
           Calhoun County IDA
           (Formosa Plastics Corp.)
           Series 94 AMT
   22,700  11/01/15 (b) ....................           2.75          22,700,000
           Camp County IDA
           (Pilgrims Pride Corp.)
           Series 99 AMT
    8,000  7/01/29 (b) .....................           2.80           8,000,000
           Corpus Christi IDA
           (De Dietrich, Inc.)
           AMT
    5,000  11/01/08 (b) ....................           2.85           5,000,000
           Gulf Coast SWDR
           (Citgo Petroleum Corp.)
           Series 95 AMT
    6,200  5/01/25 (b) .....................           3.45           6,200,000
           Panhandle Plains
           Student Loan Revenue
           Series 97Y AMT
    5,700  10/01/02 (b) ....................           2.70           5,700,000
           Port Arthur Navigation
           District
           (Jefferson County-Motiva
           Enterprises)
           Series 01 AMT
   10,945  12/01/27 (b) ....................           3.00          10,945,000
           Port Beaumont IDA
           (EPCO Carbondioxide
           Products)
           Series 98 AMT
    4,000  5/01/08 (b) .....................           2.95           4,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                Yield                Value
--------------------------------------------------------------------------------
           Port of Corpus Christi
           (Koch Petroleum)
           Series 00 AMT
$  12,900  11/01/25 (b) ....................           2.80%     $   12,900,000
           Texas GO TRAN
           Series 00
   19,500  8/31/01 .........................      2.73-4.29          19,545,930
                                                                 --------------
                                                                     94,990,930
                                                                 --------------
           UTAH-1.3%
           Salt Lake City Airport
           Revenue
           Series 00A AMT
    6,300  7/01/20 (b) .....................           2.70           6,300,000
           Salt Lake County IDA
           (SPS Technologies Inc.
           Project)
           AMT
    4,500  12/01/12 (b) ....................           2.90           4,500,000
           Salt Lake County
           SWDR
           (Kennecott Copper)
           Series 95A AMT
    7,200  8/01/30 (b) .....................           2.95           7,200,000
                                                                 --------------
                                                                     18,000,000
                                                                 --------------
           VIRGINIA-0.3%
           Henrico County
           Economic Development
           Authority
           (Infineon Technologies
           Richmond)
           Series 01 AMT
    4,000  3/01/31 (b) .....................           2.75           4,000,000
                                                                 --------------
           WASHINGTON-8.3%
           Issaquah Commercial
           Properties
           Series 01B
   17,000  2/15/21 (b) .....................           2.70          17,000,000
           Port of Port Angeles
           IDR
           (Daishowa America
           Project)
           Series 91 AMT
    6,100  6/01/06 (b) .....................           2.95           6,100,000
           Port of Port Angeles
           IDR
           (Daishowa America
           Project)
           Series 92 AMT
   11,550  12/01/07 (b) ....................           2.95          11,550,000
           Port of Port Angeles IDR
           (Daishowa America Project)
           Series 92B AMT
    6,000  8/01/07 (b) .....................           2.95           6,000,000
           Washington Economic
           Development Finance
           Authority SWDR
           (Waste Management
           Project)
           Series 00H AMT
    6,825  10/01/25 (b) ....................           2.95           6,825,000
           Washington Economic
           Development
           Finance Authority
           SWDR
           (Waste Management
           Project)
           Series 01C AMT
    5,500  2/01/26 (b) .....................           2.95           5,500,000
           Washington Housing
           Finance Commission
           MFHR
           (Assisted Living Concepts)
           AMT
    5,995  1/01/17 (b) .....................           2.95           5,995,000
           Washington Housing
           Finance Commission
           MFHR
           (Brittany Park Project)
           Series A AMT
    5,000  10/01/21 (b) ....................           2.95           5,000,000
           Washington Housing
           Finance Commission
           MFHR
           (Evergreen Ridge Apts.
           Project)
           AMT
    2,240  12/01/24 (b) ....................           2.95           2,240,000
           Washington Housing
           Finance Commission
           MFHR
           (Hamilton Place)
           AMT
    2,870  7/01/28 (b) .....................           2.85           2,870,000
           Washington Housing
           Finance Commission
           MFHR
           (Heatherstone Apts.)
           Series 95
           AMT
    8,790  7/01/25 (b) .....................           2.85           8,790,000

STATEMENT OF NET ASSETS
(continued)                         Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                Yield                Value
--------------------------------------------------------------------------------
           Washington Housing
           Finance Commission
           MFHR
           (Larkin Place Apts.)
           Series 96 AMT
$   5,325  7/01/28 (b) .....................           2.85%     $    5,325,000
           Washington Housing
           Finance Commission
           MFHR (LTC Properties Inc.
           Project)
            AMT
    1,985  12/01/15 (b) ....................           2.95           1,985,000
           Washington Housing
           Finance Commission
           MFHR
           (Marketplace Apts.)
           Series 97A AMT
    6,020  7/01/29 (b) .....................           2.85           6,020,000
           Washington Housing
           Finance Commission
           MFHR
           (Merrill Gardens Apts.)
           Series 97A AMT
    2,400  7/01/22 (b) .....................           2.80           2,400,000
           Washington Housing
           Finance Commission
           MFHR
           (Oxford Square Apts.)
           Series 98A AMT
    2,250  12/01/28 (b) ....................           2.95           2,250,000
           Washington Housing
           Finance Commission
           MFHR
           (Pacific Inns Apts.
           Project)
           Series A AMT
    2,575  5/01/28 (b) .....................           2.95           2,575,000
           Washington Housing
           Finance Commission
           MFHR
           (Sherwood Springs Apts.)
           AMT
    3,720  9/01/27 (b) .....................           2.95           3,720,000
           Washington Housing
           Finance Commission
           MFHR
           (Twin Ponds)
           Series 98A AMT
    5,515  2/01/28 (b) .....................           2.85           5,515,000
           Yakima County Public
           Corp.
           (John I. Haas Project)
           Series 99 AMT
    4,000  4/01/22 (b) .....................           3.00           4,000,000
                                                                 --------------
                                                                    111,660,000
                                                                 --------------
           WEST VIRGINIA-2.3%
           Marion County SWDR
           (Grant Town
           Cogeneration Project)
           Series 91B AMT
   11,070  10/01/17 (b) ....................           2.75          11,070,000
           Marion County SWDR
           (Grant Town
           Cogeneration Project)
           Series 92A AMT
    9,900  10/01/17 (b) ....................           2.80           9,900,000
           Putnam County
           (Flexsys America
           Project)
           Series A
    5,000  10/01/25 (b) ....................           2.80           5,000,000
           West Virginia Hospital
           Finance Authority
           (WVHA Pooled Loan
           Finance Program)
           Series 00A
    4,725  8/01/30 (b) .....................           2.80           4,725,000
                                                                 --------------
                                                                     30,695,000
                                                                 --------------
           WISCONSIN-1.0%
           Ladysmith SWDR
           (Cityforest Corp. Project)
           Series 98 AMT
    7,130  3/01/28 (b) .....................           5.00           7,130,000
           Onalaska IDA
           (Empire Screen Printing)
           Series 98 AMT
    1,970  5/01/18 (b) .....................           2.85           1,970,000
           Wisconsin Housing &
           Economic Development
           Authority
           Series A AMT
    4,000  11/01/32 (b) ....................           2.80           4,000,000
                                                                 --------------
                                                                     13,100,000
                                                                 --------------
           WYOMING-1.6%
           Campbell County IDR
           (Two Elk Power Project)
           Series 00 AMT
   14,000  12/03/01 ........................           4.60          14,000,000

                                    Alliance Municipal Trust - General Portfolio
================================================================================

Principal
 Amount
  (000)    Security(a)                                Yield                Value
--------------------------------------------------------------------------------
           Campbell County IDR
           (Two Elk Power Project)
           Series 01 AMT
$   8,200  12/03/01 ........................           3.05%     $    8,200,000
                                                                 --------------
                                                                     22,200,000
                                                                 --------------
           Total Municipal Bonds
           (amortized cost
           $1,208,737,143) .................                      1,208,737,143
                                                                 --------------
           COMMERCIAL
           PAPER-9.6%
           ARIZONA-0.5%
           Salt River Agricultural
           Improvement & Power
           District
    7,000  9/12/01 .........................           3.25           7,000,000
                                                                 --------------
           COLORADO-1.0%
           Denver Airport System
           Series 97A AMT
   10,000  8/14/01 .........................           3.20          10,000,000
           University of Colorado
           COP
           Series A
    4,000  7/01/01 .........................           4.45           4,000,000
                                                                 --------------
                                                                     14,000,000
                                                                 --------------
           FLORIDA-1.8%
           Miami-Dade Aviation
           (Miami International
           Airport)
           Series A AMT
    5,000  9/10/01 .........................           2.85           5,000,000
   17,528  9/11/01 .........................           3.20          17,528,000
    1,132  9/11/01 .........................           3.25           1,132,000
                                                                 --------------
                                                                     23,660,000
                                                                 --------------
           GEORGIA-1.5%
           Municipal Electric
           Authority
           (Project One)
           Series 85A
   20,620  8/10/01 .........................           3.15          20,620,000
                                                                 --------------
           ILLINOIS-2.0%
           Chicago International
           Airport Revenue
           Series 00A AMT
   20,127  8/01/01 .........................           3.13          20,127,000
    6,183  9/05/01 .........................           3.20           6,183,000
                                                                 --------------
                                                                     26,310,000
                                                                 --------------
           KENTUCKY-1.6%
           Pendleton County
           (Kentucky Assoc. of
           County Leasing)
   12,350  9/12/01 .........................           3.25          12,350,000
    9,000  9/12/01 .........................           3.30           9,000,000
                                                                 --------------
                                                                     21,350,000
                                                                 --------------
           MINNESOTA-0.5%
           St. Paul Metropolitan
           Airport
           Series B AMT
    7,000  9/07/01 .........................           2.80           7,000,000
                                                                 --------------
           WASHINGTON-0.7%
           Port of Seattle Sub Lien
           Revenue Note
           Series A AMT
    2,320  9/11/01 .........................           2.80           2,320,000
    4,720  9/11/01 .........................           3.15           4,720,000
    2,300  9/11/01 .........................           3.20           2,300,000
                                                                 --------------
                                                                      9,340,000
                                                                 --------------
           Total Commercial Paper
           (amortized cost
           $129,280,000).......                                     129,280,000
                                                                 --------------
           TOTAL
           INVESTMENTS-99.1%
           (amortized cost
           $1,338,017,143).....                                   1,338,017,143
           Other assets less
           liabilities-0.9%....                                      12,121,101
                                                                 --------------
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           1,352,049,784 shares
           outstanding)........                                  $1,350,138,244
                                                                 ==============

--------------------------------------------------------------------------------

See footnote summary on page 12.

STATEMENT OF NET ASSETS
(continued)                         Alliance Municipal Trust - General Portfolio
================================================================================

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT   - Alternative Minimum Tax
      COP   - Certificate of Participation
      FSA   - Financial Security Assurance, Inc.
      GO    - General Obligation
      HDA   - Housing Development Authority
      HEFA  - Health & Educational Facility Authority
      HFA   - Housing Finance Agency/Authority
      IDA   - Industrial Development Authority
      IDB   - Industrial Development Board
      IDR   - Industrial Development Revenue
      MFHR  - Multi-Family Housing Revenue
      PCR   - Pollution Control Revenue
      SFMR  - Single Family Mortgage Revenue
      SWDR  - Solid Waste Disposal Revenue
      TRAN  - Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2001            Alliance Municipal Trust - General Portfolio
================================================================================

INVESTMENT INCOME
   Interest ..................................................                      $55,162,736
EXPENSES
   Advisory fee (Note B) .....................................      $7,022,891
   Distribution assistance and administrative service (Note C)       5,839,356
   Transfer agency (Note B) ..................................         392,997
   Registration fees .........................................         369,943
   Custodian fees ............................................         233,538
   Printing ..................................................         112,654
   Audit and legal fees ......................................          77,009
   Trustees' fees ............................................           2,600
   Miscellaneous .............................................          26,338
                                                                    ----------
   Total expenses ............................................                       14,077,326
                                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                      $41,085,410
                                                                                    ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                       Year Ended            Year Ended
                                                      June 30, 2001         June 30, 2000
                                                     ===============       ===============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ......................      $    41,085,410       $    37,498,398
   Net realized gain on investment transactions                   -0-                6,250
                                                     ---------------       ---------------
   Net increase in net assets from operations .           41,085,410            37,504,648
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ......................          (41,085,410)          (37,498,398)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ......................          141,200,793            40,832,218
                                                     ---------------       ---------------
   Total increase .............................          141,200,793            40,838,468
NET ASSETS
   Beginning of period ........................        1,208,937,451         1,168,098,983
                                                     ---------------       ---------------
   End of period ..............................      $ 1,350,138,244       $ 1,208,937,451
                                                     ===============       ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001                       Alliance Municipal Trust - General Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2001.

The Portfolio compensates Alliance Global Investor Services, Inc., (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $148,256 for the year ended June 30, 2001.

For the year ended June 30, 2001, the Portfolio's expenses were reduced by $5,532 under an expense offset arrangement with Alliance Global Investor Services, Inc.

                                    Alliance Municipal Trust - General Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2001, the distribution fee amounted to 3,519,332. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2001, such payments by the Portfolio amounted to $2,320,024, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $1,901,540, of which $129,801 expires in 2002, $4,619 expires in 2003 and $1,767,120 expires in the year 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2001, capital paid-in aggregated $1,352,039,784. Transactions, all at $1.00 per share, were as follows:

                                                  Year Ended            Year Ended
                                                    June 30,              June 30,
                                                      2001                 2000
                                                 ==============       ==============
Shares sold ...............................       2,749,869,293        3,121,686,030
Shares issued on reinvestments of dividends          41,085,410           37,498,398
Shares redeemed ...........................      (2,649,753,910)      (3,118,352,210)
                                                 --------------       --------------
Net increase ..............................         141,200,793           40,832,218
                                                 ==============       ==============

FINANCIAL HIGHLIGHTS                Alliance Municipal Trust - General Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                               Year Ended June 30,
                                                          ==============================================================
                                                           2001          2000          1999          1998          1997
                                                          ======        ======        ======        ======        ======
Net asset value, beginning of period ...............      $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                          ------        ------        ------        ------        ------
Income From Investment Operations
Net investment income ..............................        .029          .029          .024          .028          .028
                                                          ------        ------        ------        ------        ------
Less: Dividends
Dividends from net investment income ...............       (.029)        (.029)        (.024)        (.028)        (.028)
                                                          ------        ------        ------        ------        ------
Net asset value, end of period .....................      $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                          ======        ======        ======        ======        ======
Total Return
Total investment return based on net asset value (a)        2.97%         2.89%         2.42%         2.85%         2.81%
Ratios/Supplemental Data
Net assets, end of period (in millions) ............      $1,350        $1,209        $1,168        $1,196        $  980
Ratio to average net assets of:
   Expenses ........................................        1.00%         1.00%         1.00%          .98%          .94%
   Net investment income ...........................        2.92%         2.87%         2.38%         2.81%         2.76%

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS   Alliance Municipal Trust - General Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust-General Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust-General Portfolio (the "Fund") at June 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
August 10, 2001

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                                    Alliance Municipal Trust - General Portfolio
================================================================================

Alliance Municipal Trust

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.


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

Alliance Municipal Trust - General Portfolio

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |6| |4| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
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Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Man

AMTAR601